Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investments [Abstract]
Ownership percentage of TWH	50.00%
Equity Method Investment, Underlying Equity in Net Assets	$ 13,400	$ 13,400
Equity Method Investment Exposure	13,400
Other Investments [Abstract]
Life Insurance, Corporate or Bank Owned, Amount	50,792	52,719
Equity Method Investments	13,669	13,767
Other Investments	1,902	1,890
Total Other investments	$ 66,363	$ 68,376